CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
Disclosure of detailed information about convertible notes [Table Text Block]
(In thousands of U.S. Dollars)	Residual value
Convertible note at maturity	$973

Convertible note at date of issue	$619
Cumulative interest expenses	102
Balance at December 31, 2018	$721